Share-based compensation - Summary of outstanding and vested incentive subscription rights (Detail)	12 Months Ended
	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares kr / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	81,106,631	71,756,399	81,106,631	71,756,399
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.74	kr 1.84
Weighted average remaining contractual life of outstanding share options	2 years 8 months 4 days	3 years 3 months 25 days
Weighted average remaining time to vest of outstanding share options	8 months 26 days	1 year 2 months 19 days
Number Of Outstanding Vested Share Options	36,416,602	18,657,117	36,416,602	18,657,117
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 1.65	$ 1.59
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 3 months 7 days	3 years 3 months 25 days
Exercise Price Range One [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	3,486,882	4,330,366	3,486,882	4,330,366
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.15	kr 0.15
Weighted average remaining contractual life of outstanding share options	1 year 4 months 9 days	2 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	0 years	14 days
Number Of Outstanding Vested Share Options	3,486,882	2,165,186	3,486,882	2,165,186
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.15	$ 0.15
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 4 months 6 days	2 years 4 months 9 days
Exercise Price Range Two [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	720,800	720,800	720,800	720,800
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 0.71	kr 0.71
Weighted average remaining contractual life of outstanding share options	1 year 4 months 9 days	2 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	2 months 19 days	1 year 3 months 14 days
Number Of Outstanding Vested Share Options	515,600	310,400	515,600	310,400
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.71	$ 0.71
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	11 months 19 days	2 years 4 months 9 days
Exercise Price Range Three [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	16,507,000	5,542,500	16,507,000	5,542,500
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.14	kr 1.11
Weighted average remaining contractual life of outstanding share options	3 years 4 months 2 days	2 years 4 months 9 days
Weighted average remaining time to vest of outstanding share options	1 year 5 months 23 days	1 year 14 days
Number Of Outstanding Vested Share Options	2,759,850	1,385,625	2,759,850	1,385,625
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 1.11	$ 1.11
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	8 months 4 days	2 years 4 months 9 days
Exercise Price Range Four [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	36,300,174	38,760,433	36,300,174	38,760,433
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 1.70	kr 1.70
Weighted average remaining contractual life of outstanding share options	2 years 1 month 24 days	3 years 1 month 20 days
Weighted average remaining time to vest of outstanding share options	1 month 28 days	11 months 15 days
Number Of Outstanding Vested Share Options	24,589,220	14,045,131	24,589,220	14,045,131
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 1.70	$ 1.69
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	1 year 5 months 1 day	3 years 1 month 20 days
Exercise Price Range Five [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	17,218,050	20,588,700	17,218,050	20,588,700
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 2.28	kr 2.51
Weighted average remaining contractual life of outstanding share options	3 years 4 months 13 days	4 years 2 months 26 days
Weighted average remaining time to vest of outstanding share options	1 year 3 months 7 days	2 years 14 days
Number Of Outstanding Vested Share Options	2,732,625		2,732,625
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 2.40
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	10 months 13 days	4 years 2 months 26 days
Exercise Price Range Six [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	5,412,900	1,238,600	5,412,900	1,238,600
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 2.65	kr 3.29
Weighted average remaining contractual life of outstanding share options	3 years 4 months 13 days	3 years 18 days
Weighted average remaining time to vest of outstanding share options	1 year 4 months 2 days	1 year 3 months 25 days
Number Of Outstanding Vested Share Options	1,353,225	175,775	1,353,225	175,775
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 2.65	$ 3.94
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	10 months 2 days	3 years 18 days
Exercise Price Range Seven [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	960,825	575,000	960,825	575,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 3.34	kr 5.53
Weighted average remaining contractual life of outstanding share options	1 year 11 months 15 days	1 year 2 months 23 days
Weighted average remaining time to vest of outstanding share options	5 months 23 days	0 years
Number Of Outstanding Vested Share Options	479,200	575,000	479,200	575,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 3.52	$ 5.53
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	9 months 14 days	1 year 2 months 23 days
Exercise Price Range Eight [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	500,000		500,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | kr / shares	kr 5.10
Weighted average remaining contractual life of outstanding share options	4 months 9 days
Weighted average remaining time to vest of outstanding share options	0 years
Number Of Outstanding Vested Share Options	500,000		500,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 5.10
Weighted Average Remaining Contractual Life Of Outstanding Vested Share Options	4 months 6 days